Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
BAE Systems PLC	3,734,375	$27,196,877
Rolls-Royce Holdings PLC(a)	9,701,303	15,826,168
		43,023,045
Banks — 9.6%
Barclays PLC	19,698,112	48,096,467
HSBC Holdings PLC	23,744,396	131,220,987
Lloyds Banking Group PLC	82,508,821	51,233,274
Natwest Group PLC	6,695,349	18,865,572
Standard Chartered PLC	3,063,357	16,858,001
		266,274,301
Beverages — 5.2%
Coca-Cola HBC AG, Class DI	232,737	7,167,222
Diageo PLC	2,713,072	136,923,949
		144,091,171

Capital Markets — 3.2%
3i Group PLC	1,129,584	20,725,537
Abrdn PLC	2,536,051	7,841,502
Hargreaves Lansdown PLC	413,995	7,348,084
London Stock Exchange Group PLC	382,393	33,126,983
Schroders PLC	1 44,682	6,598,057
St. James’s Place PLC	627,474	12,919,968
		88,560,131
Chemicals — 1.0%
Croda International PLC	162,188	21,750,853
Johnson Matthey PLC	225,894	6,275,788
		28,026,641
Commercial Services & Supplies — 0.6%
Rentokil Initial PLC	2,157,443	17,569,453

Diversified Financial Services — 0.3%
M&G PLC	2,994,754	7,432,814

Diversified Telecommunication Services — 0.8%
BT Group PLC(a)	10,376,545	21,843,602

Electric Utilities — 0.9%
SSE PLC	1,212,738	24,932,533

Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	439,252	17,508,879

Equity Real Estate Investment Trusts (REITs) — 1.5%
British Land Co. PLC (The)	1 023 735	6 921 852
Land Securities Group PLC	818,864	7,893,358
Segro PLC	1,395,229	26,075,667
		40,890,877
Food & Staples Retailing — 2.0%
J Sainsbury PLC	2,033,332	7,470,159
Ocado Group PLC(a)	567,298	13,542,777
Tesco PLC	8,970,918	33,088,877
		54,101,813

Food Products — 0.4%
Associated British Foods PLC	412,644	10,532,923

Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	1,019,840	16,390,218

Health Care Providers & Services — 0.0%
NMC Health PLC(b)	122,262	2
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Compass Group PLC(a)	2,073,863	$40,456,624
Entain PLC(a)	680,727	15,130,615
InterContinental Hotels Group PLC(a)	212,249	12,611,483
Whitbread PLC(a)	233,829	8,716,122
		76,914,844
Household Durables — 1.5%
Barratt Developments PLC	1,180,218	10,929,823
Berkeley Group Holdings PLC	130,651	7,437,386
Persimmon PLC	370,944	13,480,366
Taylor Wimpey PLC	4,238,985	8,902,896
		40 750 471
Household Products — 2.4%
Reckitt Benckiser Group PLC	830,248	67,252,576

Industrial Conglomerates — 1.0%
DCC PLC	114,332	8,421,189
Melrose Industries PLC	5,078,183	9,756,282
Smiths Group PLC	460,926	8,803,323
		26,980,794
Insurance — 4.2%
Admiral Group PLC	223,171	8,773,779
Aviva PLC	4,546,065	23,201,571
Legal & General Group PLC	6,939,800	25,926,380
Phoenix Group Holdings PLC	758,295	6,439,064
Prudential PLC	3,040,513	51,358,065
		115,698,859

Interactive Media & Services — 0.4%
Auto Trader Group PLC(c)	1,121,527	10,894,101

Machinery — 0.6%
Spirax-Sarco Engineering PLC	85,638	17,768,917
Media — 1.3%
Informa PLC(a)	1,736,985	10,756,614
Pearson PLC	879,512	6,954,639
WPP PLC	1,386,198	19,240,583
		36,951,836
Metals & Mining — 9.8%
Anglo American PLC	1,502,154	55,294,054
Antofagasta PLC	457,922	8,372,094
BHP Group PLC	2,455,174	67,090,196
Evraz PLC	596,574	4,547,874
Glencore PLC	11,607,893	55,111,865
Rio Tinto PLC	1,305,535	80,034,658
		270,450,741
Multi-Utilities — 2.0%
National Grid PLC	4,204,855	55,794,443

Multiline Retail — 0.6%
Next PLC	153,984	16,087,467

Oil, Gas & Consumable Fuels — 10.5%
BP PLC	23,388,592	101,476,699
Royal Dutch Shell PLC, Class A	4,767,481	99,732,682
Royal Dutch Shell PLC, Class B	4,279,992	89,691,216
		290,900,597
Paper & Forest Products — 0.5%
Mondi PLC	561,108	12,817,487

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 5.6%
Unilever PLC	3,016,540	$154,063,686

Pharmaceuticals — 11.6%
AstraZeneca PLC	1 800 772	197 427 196
GlaxoSmithKline PLC	5,849,112	118,755,064
Hikma Pharmaceuticals PLC	201,822	5,932,272
		322,114,532
Professional Services — 4.7%
Experian PLC	1,071,715	48,115,553
Intertek Group PLC	186,746	13,224,353
RELX PLC	2,247,937	69,732,428
		131,072,334
Software — 0.7%
AVEVA Group PLC	140,055	5,977,976
Sage Group PLC (The)	1,224,752	12,568,866
		18,546,842
Specialty Retail — 0.7%
JD Sports Fashion PLC	2,998,745	8,868,254
Kingfisher PLC	2,454,532	10,314,497
		19,182,751
Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	470,651	11,054,114

Tobacco — 3.9%
British American Tobacco PLC	2,534,025	84,806,754
Imperial Brands PLC	1,097,486	22,428,999
		107 235 753
Trading Companies & Distributors — 3.5%
Ashtead Group PLC	520,409	41 865 908
Bunzl PLC	392,100	14,918,975
	258,434	39 340 795
		96,125,678
Security	Shares	Value

Water Utilities — 0.8%
Severn Trent PLC	290,866	$11,144,562
United Utilities Group PLC	789,516	11,339,718
		22,484,280
Wireless Telecommunication Services — 1.7%
Vodafone Group PLC	32,145,357	46,604,885

Total Common Stocks — 99.5%
(Cost: $3,207,013,248)		2,748,926,391

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,430,000	1,430,000

Total Short-Term Investments — 0.0%
(Cost: $1,430,000)		1,430,000

Total Investments in Securities — 99.5%
(Cost: $3,208,443,248)		2,750,356,391

Other Assets, Less Liabilities — 0.5%		13,007,043

Net Assets — 100.0%		$2,763,363,434

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,420,000	$10,000	(a)	$—	$—	$—	$1,430,000	1,430,000	$16	$—

(a) Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	142	12/17/21	$13,337	$(147,580)

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 - Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$2,748,926,389	$2	$2,748,926,391
Money Market Funds	1,430,000	—	—	1,430,000
	$1,430,000	$2,748,926,389	$2	$2,750,356,391
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(147,580)	$—	$(147,580)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3